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                                             John E. Connolly, Jr.
                                             Assistant General Counsel
                                             Metropolitan Life Insurance Company
                                             Telephone: (617) 578-3031

                                             April 30, 2014

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:  MetLife Insurance Company of Connecticut
     MetLife of CT Separate Account Eleven for Variable Annuities
     File Nos. 333-152232; 811-21262 (Portfolio Architect, Portfolio Architect Select, Premier Advisers (Class I) and Premier Advisers (Class II))
     Rule 497(j) Certification

Members of the Commission:

On behalf of MetLife Insurance Company of Connecticut (the "Company") and MetLife of CT Separate Account Eleven for Variable Annuities (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus Supplements for Premier Advisers (Class I) and Premier Advisers (Class II) and the Statement of Additional Information for Portfolio Architect, Portfolio Architect Select, Premier Advisers (Class I) and Premier Advisers (Class II), each dated April 28, 2014, being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus Supplements and the Statement of Additional Information contained in Post-Effective Amendment No. 6 for the Account filed electronically with the Commission on April 4, 2014.

If you have any questions, please call the undersigned at (617) 578-3031.

Sincerely,

/s/ John E. Connolly, Jr.
-----------------------------------
John E. Connolly, Jr.
Assistant General Counsel
Metropolitan Life Insurance Company